Taxation (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Income tax credit	£ 125	£ 288	£ 406	£ 832	£ 646
Current tax credit
Current tax credited to the income statement			407	825	646
Adjustment in respect of prior year			(1)	7
Current tax credit			406	832	646
Deferred tax credit
Reversal of temporary differences
Total tax credit	£ (125)	£ (288)	£ (406)	£ (832)	£ (646)